Capital Commitments (Detail) - Dec. 31, 2016 - Capital Commitments - Computer and Network Equipment and Construction in Progress ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Long-term Purchase Commitment [Line Items]
2017	$ 20,284	¥ 140,834
2018	4,829	33,531
2019	2,004	13,916
Purchase Obligation, Total	$ 27,117	¥ 188,281